ORDINARY SHARES	12 Months Ended
Dec. 31, 2020
ORDINARY SHARES
ORDINARY SHARES

25.   ORDINARY SHARES

The Company’s authorized share capital is USD10,000 comprising 500,000,000 ordinary shares with a par value of USD0.00002 each.

In January 2014, the Company closed an offering of 15,000,000 ordinary shares (3,750,000 ADSs) and received aggregated net proceeds of approximately USD126.3 million, after deducting discounts and commissions but before offering expenses.

In February 2018, the Company closed an offering of 16,560,000 ordinary shares (4,140,000 ADSs), par value USD0.00002 per share, at USD18.15 per ADS (equivalent to USD4.54 per share). The net proceeds of the follow-on offering to the Company, after deducting underwriting commissions and fees and estimated offering expenses with the amount of USD4.3 million, was approximately USD71.1 million.

In February 2018, the Company also completed the private placement with Tanka International Limited, an exempted company incorporated in the Cayman Islands held by Mr. Xiande Li, chairman of the Company, and Mr. Kangping Chen, chief executive officer of the Company, for the issuance of 7,713,499 ordinary shares for USD35 million at USD4.54 per share.

In May 2019, the Company closed an offering of 18,687,500 ordinary shares (4,671,875 ADSs), par value USD0.00002 per share, at USD16.00 per ADS (equivalent to USD4.00 per share). The net proceeds of the follow-on offering to the Company, after deducting underwriting commissions and fees and estimated offering expenses with the amount of USD3.9 million, was approximately USD70.9 million (RMB488.95 million).

In December 2020, the Company completed to sell 5,976,272 ordinary shares (1,494,068 ADSs) through its at-the-market offering and was entitled to receive proceeds of USD98.3 million after deducting commissions and offering expense. All of the proceeds were received subsequently in January 2021.

For the year ended December 31, 2020, 305,660 outstanding ADSs (1,222,640 shares) were repurchased with a total consideration of RMB29,294,325, which is shown as treasury stock. As of December 31, 2020, total of 736,460 ADSs (2,945,840 shares) were repurchased but have not been retired with a total consideration of RMB43,169,878 which is shown as treasury stock.

As of December 31, 2019 and 2020, the Company’s issued and outstanding shares were 178,930,297and 187,434,469, respectively.